BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
BALANCE SHEETS
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	20,000,000	20,000,000	20,000,000
Common Stock, Shares, Outstanding	20,000,000	20,000,000	20,000,000